Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Intangible assets consist of the following (in thousands):

	December 31, 2013			December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$139,767	$(44,398)	$95,369	$139,767	$(26,838)	$112,929
Institutional relationships	34,800	(21,973)	12,827	33,600	(10,398)	23,202
Other	16,500	(2,290)	14,210	8,500	(139)	8,361

Total intangible assets	$191,067	$(68,661)	$122,406	$181,867	$(37,375)	$144,492

Estimated Amortization Expense

Based on the balance of intangible assets, net at December 31, 2013, the following is an estimate of amortization expense for each of the next five years and thereafter (in thousands):

Amortization Expense
2014	$18,903
2015	14,938
2016	11,710
2017	10,469
2018	9,373
Thereafter	57,013

Total	$122,406

Summary of Reporting Units

A summary of the Step 1 tests prepared by the Company as of October 1, 2013, is provided below by reporting unit (dollars in thousands):

	Carrying Value	Estimated Fair Value	Excess Fair Value	%Excess
Originations	$120,720	$265,751	$145,031	120%
Reverse Mortgage	281,206	303,747	22,541	8%
Insurance	132,376	136,101	3,725	3%